Financial instruments (Tables)	3 Months Ended
Mar. 31, 2022
Financial instruments
Schedule of carrying amount and fair value of financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at March 31, 2022 and December 31, 2021:

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,802	183,540	—	—	1,173,342	183,540	—	—
Trade accounts and other receivables from unrelated parties	3,625,538	—	—	81,949	3,707,487	—	—	—
Accounts receivable from related parties	183,331	—	—	—	183,331	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,662	2,662	—	2,662	—
Derivatives - not designated as hedging instruments	—	2,963	—	—	2,963	—	2,963	—
Equity investments	—	178,394	65,563	—	243,957	122,201	70,400	51,356
Debt securities	—	96,319	344,034	—	440,353	436,045	4,308	—
Other financial assets(1)	142,899	—	—	132,070	274,969	—	—	—
Other current and non-current assets	142,899	277,676	409,597	134,732	964,904	—	—	—
Financial assets	4,941,570	461,216	409,597	216,681	6,029,064	—	—	—

Accounts payable to unrelated parties	790,236	—	—	—	790,236	—	—	—
Accounts payable to related parties	70,032	—	—	—	70,032	—	—	—
Short-term debt	1,115,215	—	—	—	1,115,215	—	—	—
Long-term debt	7,510,510	—	—	—	7,510,510	6,273,843	996,295	—
Lease liabilities	—	—	—	4,717,647	4,717,647	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,372	4,372	—	4,372	—
Derivatives - not designated as hedging instruments	—	40,919	—	—	40,919	—	40,919	—
Variable payments outstanding for acquisitions	—	46,181	—	—	46,181	—	—	46,181
Put option liabilities	—	—	—	976,131	976,131	—	—	976,131
Other financial liabilities(2)	999,322	—	—	—	999,322	—	—	—
Other current and non-current liabilities	999,322	87,100	—	980,503	2,066,925	—	—	—
Financial liabilities	10,485,315	87,100	—	5,698,150	16,270,565	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—

(1)    As of March 31, 2022 and December 31, 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.

(2)    As of March 31, 2022 and December 31, 2021, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2022			2021
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	50,679	47,690	992,423	188,518	66,359	882,422
Transfer to level 1	—	—	—	(158,551)	—	—
Increase	—	6,321	7,511	21,137	9,488	112,194
Decrease	—	(3,761)	(5,635)	—	(22,499)	(18,495)
Gain / loss recognized in profit or loss(1)	(347)	(4,947)	—	(12,975)	(6,716)	—
Gain / loss recognized in equity	—	—	(36,983)	—	—	(54,019)
Foreign currency translation and other changes	1,024	878	18,815	12,550	1,058	70,321
Ending balance at March 31, and December 31,	51,356	46,181	976,131	50,679	47,690	992,423

(1)	Includes realized and unrealized gains / losses.